Loss per share (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Earnings Per Share [Abstract]
Schedule of basic and diluted loss per share

	For the year ended December 31,
	2020	2019	2018
Net loss for the period (in thousands of euros)	(33,590)	(50,915)	(30,345)
Weighted average number of shares	24,385,827	21,631,514	19,633,373
Basic loss per share (in euros)	(1.38)	(2.35)	(1.55)
Diluted loss per share (in euros)	(1.38)	(2.35)	(1.55)